SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - Maximum [Member]	12 Months Ended
May 31, 2024 USD ($)
Property, Plant and Equipment [Line Items]
FDIC insured limits	$ 250,000
Research under the grants	$ 500,000